Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Reserve Estimate Methodology, Historical Loss Period Factor	108 months	96 months
Beginning balance	$ 49,988	$ 50,624	$ 56,494
Charge-offs	13,552	19,403	20,799
Recoveries	(7,131)	(10,210)	(20,030)
Net charge-offs (recoveries)	6,421	9,193	769
Provision (Recovery)	7,945	8,557	(5,101)
Ending balance	51,512	49,988	50,624
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,022	13,434	13,694
Charge-offs	2,796	6,017	5,786
Recoveries	(1,221)	(809)	(1,259)
Net charge-offs (recoveries)	1,575	5,208	4,527
Provision (Recovery)	3,330	6,796	4,267
Ending balance	16,777	15,022	13,434
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,601	10,432	9,197
Charge-offs	281	1,798	412
Recoveries	(272)	(810)	(3,671)
Net charge-offs (recoveries)	9	988	(3,259)
Provision (Recovery)	176	157	(2,024)
Ending balance	9,768	9,601	10,432
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,430	5,247	8,564
Charge-offs	72	105	1,436
Recoveries	(712)	(2,124)	(8,559)
Net charge-offs (recoveries)	(640)	(2,019)	(7,123)
Provision (Recovery)	(607)	(2,836)	(10,440)
Ending balance	4,463	4,430	5,247
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,321	10,958	13,514
Charge-offs	441	1,208	3,014
Recoveries	(844)	(1,863)	(2,446)
Net charge-offs (recoveries)	(403)	(655)	568
Provision (Recovery)	(993)	(2,292)	(1,988)
Ending balance	8,731	9,321	10,958
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11,614	10,553	11,524
Charge-offs	9,962	10,275	10,151
Recoveries	(4,078)	(4,603)	(4,094)
Net charge-offs (recoveries)	5,884	5,672	6,057
Provision (Recovery)	6,043	6,733	5,086
Ending balance	11,773	11,614	10,553
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	0	0	1
Charge-offs	0	0	0
Recoveries	(4)	(1)	(1)
Net charge-offs (recoveries)	(4)	(1)	(1)
Provision (Recovery)	(4)	(1)	(2)
Ending balance	$ 0	$ 0	$ 0